Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity	R$ 36,928,054	R$ 29,857,376	R$ 27,333,533	R$ 24,931,859
Profit for the year	9,579,563	3,523,531	3,121,267
Investments	185,364	130,520
Investments contribution	40,234
Dividends distributed	(20,104)
Reclassification	(608)
Equity in the earnings of subsidiaries	34,596	32,394	24,551
Reversal	853
Other investments	6,099	6,099
Overall total	215,803	161,863
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Equity	75,307	61,275	59,371
Contribution
Dividends distributed	(4,677)
Profit for the year	18,709	20,389	14,825
Investments	27,111	22,059
Investments contribution
Dividends distributed	(1,683)
Equity in the earnings of subsidiaries	R$ 6,735	R$ 7,340	R$ 5,337
Interest percentage	36.00%	36.00%	36.00%
Aguas De Andradinas [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 37,959	R$ 34,088	R$ 30,777
Contribution
Dividends distributed	(1,068)
Profit for the year	4,939	3,311	1,186
Investments	11,387	10,225
Investments contribution
Dividends distributed	(320)
Equity in the earnings of subsidiaries	R$ 1,482	R$ 992	R$ 356
Interest percentage	30.00%	30.00%	30.00%
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 8,782	R$ 12,784	R$ 10,787
Contribution
Dividends distributed	(6,157)
Profit for the year	2,155	1,997	1,403
Investments	2,635	3,835
Investments contribution
Dividends distributed	(1,847)
Equity in the earnings of subsidiaries	R$ 647	R$ 599	R$ 421
Interest percentage	30.00%	30.00%	30.00%
Attend Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 55,162	R$ 43,263	R$ 29,729
Contribution
Dividends distributed	(6,987)
Profit for the year	18,886	17,749	8,177
Investments	24,824	19,469
Investments contribution
Dividends distributed	(3,143)
Equity in the earnings of subsidiaries	R$ 8,498	R$ 7,987	R$ 3,680
Interest percentage	45.00%	45.00%	45.00%
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 116,688	R$ 102,442	R$ 73,926
Contribution
Dividends distributed	(26,758)
Profit for the year	41,004	37,516	30,496
Investments	57,178	50,196
Investments contribution
Dividends distributed	(13,111)
Equity in the earnings of subsidiaries	R$ 20,093	R$ 18,383	R$ 14,943
Interest percentage	49.00%	49.00%	49.00%
Paulista Geradora De Energia [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 27,004	R$ 42,307	R$ 10,486
Contribution
Dividends distributed
Profit for the year	(443)	1,728	(744)
Cantareira SP Energia [Member]
IfrsStatementLineItems [Line Items]
Equity	10,613	10,650	1,000
Contribution
Dividends distributed
Profit for the year	(37)	(464)
Investments	5,194	5,212
Investments contribution
Dividends distributed
Equity in the earnings of subsidiaries	R$ (18)	R$ (227)
Interest percentage	49.00%	49.00%	49.00%
Barueri Energia Renovavel [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 251,420	R$ 63,309	R$ 69,258
Contribution	201,172
Dividends distributed
Profit for the year	(12,477)	(1,686)
Investments	50,285	12,663
Investments contribution	40,234
Dividends distributed
Equity in the earnings of subsidiaries	R$ (2,495)	R$ (2,054)
Interest percentage	20.00%	20.00%	20.00%
Infranext Solucoesem Pavimentacao [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 4,154	R$ 4,699	R$ 7,050
Contribution
Dividends distributed
Profit for the year	(522)	(2,351)
Investments
Investments contribution
Dividends distributed
Reclassification	(608)
Equity in the earnings of subsidiaries	(235)	R$ (1,058)
Reversal	R$ 853
Interest percentage	45.00%	45.00%	45.00%
Sabesp Olimpia [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ (16,766)	R$ (3,066)
Contribution
Dividends distributed
Profit for the year	(13,700)	(3,877)
Paulista Geradora De Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Investments	6,750	6,861
Investments contribution
Dividends distributed
Equity in the earnings of subsidiaries	R$ (111)	R$ 432	R$ (186)
Interest percentage	25.00%	25.00%	25.00%
FOXX URE-BA Ambiental [Member]
IfrsStatementLineItems [Line Items]
Other investments	R$ 24,340	R$ 25,244